UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Large Cap Stock Fund

July 31, 2009

1.804840.105

LCS-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 1.4%
ArvinMeritor, Inc.	150,643	$ 1,091
Johnson Controls, Inc.	124,100	3,212
Tenneco, Inc. (a)	291,044	4,706
TRW Automotive Holdings Corp. (a)	37,677	634
		9,643
Automobiles - 0.5%
Ford Motor Co. (a)	292,700	2,342
Harley-Davidson, Inc.	46,900	1,060
		3,402
Distributors - 0.2%
Li & Fung Ltd.	518,000	1,527
Diversified Consumer Services - 0.3%
DeVry, Inc.	38,700	1,925
Hotels, Restaurants & Leisure - 0.7%
Starbucks Corp. (a)	154,100	2,728
Starwood Hotels & Resorts Worldwide, Inc.	77,600	1,832
		4,560
Household Durables - 3.2%
Black & Decker Corp.	119,270	4,485
KB Home	245,631	4,100
Lennar Corp. Class A	120,900	1,431
Newell Rubbermaid, Inc.	601,800	7,745
Pulte Homes, Inc.	181,300	2,061
Ryland Group, Inc.	112,000	2,237
		22,059
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	30,500	2,616
Media - 0.1%
The Walt Disney Co.	19,000	477
Multiline Retail - 0.8%
Kohl's Corp. (a)	17,900	869
Macy's, Inc.	20,700	288
Target Corp.	106,800	4,659
		5,816
Specialty Retail - 4.0%
AnnTaylor Stores Corp. (a)	322,564	3,893
Best Buy Co., Inc.	32,800	1,226
Dick's Sporting Goods, Inc. (a)	17,640	350
Home Depot, Inc.	157,073	4,074
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.	309,600	$ 6,954
Staples, Inc.	548,905	11,538
		28,035
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc. (a)	207,366	4,127
TOTAL CONSUMER DISCRETIONARY		84,187
CONSUMER STAPLES - 7.3%
Beverages - 1.3%
Anheuser-Busch InBev SA NV	96,000	3,819
The Coca-Cola Co.	98,636	4,916
		8,735
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	22,300	1,104
CVS Caremark Corp.	184,400	6,174
Safeway, Inc.	99,300	1,880
Wal-Mart Stores, Inc.	91,700	4,574
		13,732
Food Products - 1.5%
Danone	83,169	4,462
Nestle SA (Reg.)	143,346	5,899
		10,361
Household Products - 1.6%
Procter & Gamble Co.	198,891	11,040
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	47,200	1,720
Tobacco - 0.7%
Philip Morris International, Inc.	104,628	4,876
TOTAL CONSUMER STAPLES		50,464
ENERGY - 7.8%
Energy Equipment & Services - 1.5%
Patterson-UTI Energy, Inc.	45,300	626
Schlumberger Ltd.	54,500	2,916
Smith International, Inc.	132,600	3,332
Weatherford International Ltd. (a)	189,900	3,563
		10,437
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 6.3%
Chevron Corp.	112,500	$ 7,815
Denbury Resources, Inc. (a)	145,518	2,416
EXCO Resources, Inc. (a)	126,700	1,741
Exxon Mobil Corp.	168,374	11,852
Marathon Oil Corp.	169,400	5,463
Niko Resources Ltd.	8,200	578
Occidental Petroleum Corp.	99,700	7,113
Petrohawk Energy Corp. (a)	11,099	269
Range Resources Corp.	42,550	1,975
Royal Dutch Shell PLC Class A sponsored ADR	54,900	2,890
Valero Energy Corp.	99,500	1,791
		43,903
TOTAL ENERGY		54,340
FINANCIALS - 21.0%
Capital Markets - 3.1%
Goldman Sachs Group, Inc.	38,193	6,237
Legg Mason, Inc.	24,100	678
Morgan Stanley	225,855	6,437
Northern Trust Corp.	36,386	2,176
State Street Corp.	121,306	6,102
		21,630
Commercial Banks - 5.9%
Comerica, Inc.	101,400	2,417
HSBC Holdings PLC sponsored ADR	35,503	1,800
PNC Financial Services Group, Inc.	251,446	9,218
Regions Financial Corp.	238,400	1,054
Standard Chartered PLC (United Kingdom)	29,916	710
SunTrust Banks, Inc.	89,800	1,751
U.S. Bancorp, Delaware	255,700	5,219
Wells Fargo & Co.	752,153	18,398
		40,567
Consumer Finance - 1.6%
American Express Co.	64,500	1,827
Capital One Financial Corp.	291,350	8,944
		10,771
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 6.8%
Bank of America Corp.	1,516,116	$ 22,423
JPMorgan Chase & Co.	631,161	24,391
		46,814
Insurance - 1.8%
ACE Ltd.	64,600	3,169
Everest Re Group Ltd.	26,925	2,160
Genworth Financial, Inc. Class A	300,347	2,072
Lincoln National Corp.	80,200	1,699
RenaissanceRe Holdings Ltd.	24,180	1,215
XL Capital Ltd. Class A	140,163	1,973
		12,288
Real Estate Investment Trusts - 0.0%
CBL & Associates Properties, Inc.	61,400	365
Real Estate Management & Development - 0.8%
BR Malls Participacoes SA (a)	38,100	396
CB Richard Ellis Group, Inc. Class A (a)	350,068	3,816
Jones Lang LaSalle, Inc.	43,363	1,646
		5,858
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp. (e)	697,678	4,605
Radian Group, Inc.	672,060	2,238
		6,843
TOTAL FINANCIALS		145,136
HEALTH CARE - 14.4%
Biotechnology - 3.0%
Alnylam Pharmaceuticals, Inc. (a)(e)	56,300	1,310
Amgen, Inc. (a)	66,644	4,153
Biogen Idec, Inc. (a)	11,900	566
Celgene Corp. (a)	41,900	2,387
Cephalon, Inc. (a)	37,352	2,191
Dendreon Corp. (a)	37,800	915
Gilead Sciences, Inc. (a)	122,200	5,979
Micromet, Inc. (a)	54,900	353
Vertex Pharmaceuticals, Inc. (a)	89,222	3,213
		21,067
Health Care Equipment & Supplies - 3.2%
Inverness Medical Innovations, Inc. (a)	645,658	21,726
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Masimo Corp. (a)	200	$ 5
William Demant Holding AS (a)	3,700	220
		21,951
Health Care Providers & Services - 1.2%
CIGNA Corp.	6,900	196
Express Scripts, Inc. (a)	61,100	4,279
McKesson Corp.	51,000	2,609
WellPoint, Inc. (a)	22,450	1,182
		8,266
Life Sciences Tools & Services - 0.8%
Bruker BioSciences Corp. (a)	38,257	385
Illumina, Inc. (a)	67,400	2,436
Lonza Group AG	9,491	941
QIAGEN NV (a)	113,000	2,142
		5,904
Pharmaceuticals - 6.2%
Abbott Laboratories	179,900	8,094
Allergan, Inc.	53,601	2,864
Cadence Pharmaceuticals, Inc. (a)	13,146	159
Cardiome Pharma Corp. (a)	67,500	281
Johnson & Johnson	154,500	9,408
Merck & Co., Inc.	291,028	8,734
Pfizer, Inc.	833,100	13,271
		42,811
TOTAL HEALTH CARE		99,999
INDUSTRIALS - 7.9%
Aerospace & Defense - 1.3%
BE Aerospace, Inc. (a)	14,600	236
Honeywell International, Inc.	217,800	7,558
Precision Castparts Corp.	13,100	1,046
		8,840
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	1,100	60
FedEx Corp.	85	6
		66
Building Products - 0.2%
Masco Corp.	80,600	1,123
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.0%
Interface, Inc. Class A	11,100	$ 77
Construction & Engineering - 0.2%
Quanta Services, Inc. (a)	46,100	1,075
Electrical Equipment - 1.3%
Acuity Brands, Inc.	35,200	1,039
China High Speed Transmission Equipment Group Co. Ltd.	160,000	401
Emerson Electric Co.	44,900	1,633
First Solar, Inc. (a)(e)	23,000	3,551
Rockwell Automation, Inc.	34,000	1,408
SMA Solar Technology AG	9,560	765
		8,797
Industrial Conglomerates - 0.7%
Koninklijke Philips Electronics NV (NY Shares)	111,112	2,529
Textron, Inc.	172,100	2,313
		4,842
Machinery - 2.3%
Caterpillar, Inc.	8,000	352
Cummins, Inc.	97,499	4,193
Deere & Co.	30,300	1,325
Ingersoll-Rand Co. Ltd.	266,100	7,685
PACCAR, Inc.	79,200	2,744
		16,299
Professional Services - 0.1%
Manpower, Inc.	14,400	690
Road & Rail - 1.8%
Con-way, Inc.	23,951	1,091
Ryder System, Inc.	179,700	6,313
Saia, Inc. (a)	34,600	625
Union Pacific Corp.	73,700	4,239
		12,268
Trading Companies & Distributors - 0.0%
Watsco, Inc.	6,300	330
TOTAL INDUSTRIALS		54,407
INFORMATION TECHNOLOGY - 21.8%
Communications Equipment - 5.4%
Cisco Systems, Inc. (a)	1,008,200	22,190
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	218,800	$ 5,717
QUALCOMM, Inc.	201,600	9,316
		37,223
Computers & Peripherals - 3.4%
Apple, Inc. (a)	66,500	10,865
Dell, Inc. (a)	187,200	2,505
Hewlett-Packard Co.	192,900	8,353
SanDisk Corp. (a)	67,600	1,205
Seagate Technology	59,700	719
		23,647
Electronic Equipment & Components - 1.0%
BYD Co. Ltd. (H Shares) (a)	181,000	1,003
Corning, Inc.	222,550	3,783
Everlight Electronics Co. Ltd.	130,000	363
Tyco Electronics Ltd.	77,500	1,664
		6,813
Internet Software & Services - 1.2%
Google, Inc. Class A (a)	18,313	8,114
IT Services - 1.0%
Accenture Ltd. Class A	44,600	1,564
Cognizant Technology Solutions Corp. Class A (a)	102,142	3,022
MasterCard, Inc. Class A	13,200	2,561
		7,147
Semiconductors & Semiconductor Equipment - 7.4%
Altera Corp.	109,600	2,048
Analog Devices, Inc.	117,400	3,213
ARM Holdings PLC sponsored ADR	435,833	2,785
ASML Holding NV (NY Shares)	247,400	6,435
Intel Corp.	274,399	5,282
Lam Research Corp. (a)	182,002	5,471
MEMC Electronic Materials, Inc. (a)	784,648	13,825
National Semiconductor Corp.	322,700	4,860
Samsung Electronics Co. Ltd.	1,987	1,177
Taiwan Semiconductor Manufacturing Co. Ltd.	1,539,453	2,764
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	313,687	3,284
		51,144
Software - 2.4%
Adobe Systems, Inc. (a)	111,100	3,602
ANSYS, Inc. (a)	6,237	195
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Autonomy Corp. PLC (a)	155,614	$ 3,055
Citrix Systems, Inc. (a)	44,800	1,595
Microsoft Corp.	195,200	4,591
Nintendo Co. Ltd.	4,600	1,236
Salesforce.com, Inc. (a)	43,302	1,877
VMware, Inc. Class A (a)	25,600	825
		16,976
TOTAL INFORMATION TECHNOLOGY		151,064
MATERIALS - 4.3%
Chemicals - 4.2%
Albemarle Corp.	71,300	2,118
Ashland, Inc.	48,100	1,594
Cabot Corp.	54,600	999
Celanese Corp. Class A	105,938	2,723
Dow Chemical Co.	261,600	5,538
E.I. du Pont de Nemours & Co.	160,900	4,977
Monsanto Co.	12,400	1,042
Rockwood Holdings, Inc. (a)	166,200	2,978
Solutia, Inc. (a)	84,200	753
The Mosaic Co.	19,200	1,001
W.R. Grace & Co. (a)	300,900	5,004
		28,727
Containers & Packaging - 0.1%
Temple-Inland, Inc.	62,200	974
TOTAL MATERIALS		29,701
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	352,320	11,299
UTILITIES - 1.3%
Electric Utilities - 0.8%
American Electric Power Co., Inc.	51,100	1,582
Entergy Corp.	25,200	2,024
FirstEnergy Corp.	49,900	2,056
		5,662
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.5%
AES Corp.	216,100	$ 2,764
Calpine Corp. (a)	36,750	473
		3,237
Multi-Utilities - 0.0%
TECO Energy, Inc.	32,600	440
TOTAL UTILITIES		9,339
TOTAL COMMON STOCKS (Cost $656,753)		689,936
Convertible Bonds - 0.1%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Liz Claiborne, Inc. 6% 6/15/14	$ 340	359
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp.:
0% 9/30/14 (c)(d)(f)	1,360	170
7.75% 6/1/15 (c)	2,950	0*
		170
TOTAL CONVERTIBLE BONDS (Cost $677)		529
Money Market Funds - 0.5%
	Shares
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(g) (Cost $3,544)	3,543,500	3,544
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $660,974)		694,009
NET OTHER ASSETS - (0.2)%		(1,682)
NET ASSETS - 100%		$ 692,327
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
* Amount represents less than $1,000
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3
Fidelity Securities Lending Cash Central Fund	29
Total	$ 32
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 84,187	$ 84,187	$ -	$ -
Consumer Staples	50,464	50,464	-	-
Energy	54,340	54,340	-	-
Financials	145,136	145,136	-	-
Health Care	99,999	99,999	-	-
Industrials	54,407	54,407	-	-
Information Technology	151,064	149,828	1,236	-
Materials	29,701	29,701	-	-
Telecommunication Services	11,299	11,299	-	-
Utilities	9,339	9,339	-	-
Corporate Bonds	529	-	359	170
Money Market Funds	3,544	3,544	-	-
Total Investments in Securities:	$ 694,009	$ 692,244	$ 1,595	$ 170
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 237
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	550
Cost of Purchases	-
Proceeds of Sales	(617)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 170
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ 550

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $682,721,000. Net unrealized appreciation aggregated $11,288,000, of which $69,501,000 related to appreciated investment securities and $58,213,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Mid Cap Stock Fund

July 31, 2009

1.804824.105

MCS-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.9%
Auto Components - 2.4%
ArvinMeritor, Inc.	1,000,000	$ 7,240
Autoliv, Inc.	500,000	17,905
BorgWarner, Inc.	500,000	16,595
Dana Holding Corp. (a)	750,000	2,633
Johnson Controls, Inc.	2,000,000	51,760
Tenneco, Inc. (a)	1,500,000	24,255
The Goodyear Tire & Rubber Co. (a)	800,000	13,616
TRW Automotive Holdings Corp. (a)	1,000,000	16,830
		150,834
Automobiles - 0.7%
Ford Motor Co. (a)	4,000,000	32,000
Thor Industries, Inc.	500,000	11,955
		43,955
Hotels, Restaurants & Leisure - 2.3%
Bally Technologies, Inc. (a)	500,000	18,105
Burger King Holdings, Inc.	2,000,000	34,040
InterContinental Hotel Group PLC ADR	1,250,000	14,150
Morgans Hotel Group Co. (a)	1,000,000	4,860
Royal Caribbean Cruises Ltd.	750,000	10,890
Starwood Hotels & Resorts Worldwide, Inc.	500,000	11,805
The Cheesecake Factory, Inc. (a)	750,000	14,528
Wyndham Worldwide Corp.	2,500,000	34,875
		143,253
Household Durables - 3.2%
Black & Decker Corp.	992,000	37,299
Harman International Industries, Inc.	66,100	1,631
Lennar Corp. Class A	1,500,000	17,760
Mohawk Industries, Inc. (a)	1,200,000	61,896
Newell Rubbermaid, Inc.	3,000,000	38,610
Whirlpool Corp.	750,000	42,818
		200,014
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	250,000	21,440
Blue Nile, Inc. (a)(c)	571,721	26,431
		47,871
Media - 1.1%
CBS Corp. Class B	1,000,000	8,190
Interpublic Group of Companies, Inc. (a)	2,500,000	13,025
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
National CineMedia, Inc. (d)	3,000,000	$ 44,130
NeuLion, Inc. (a)	3,000,000	2,311
		67,656
Multiline Retail - 0.5%
Macy's, Inc.	2,000,000	27,820
Specialty Retail - 3.2%
AnnTaylor Stores Corp. (a)	1,000,000	12,070
Best Buy Co., Inc.	900,000	33,633
Dick's Sporting Goods, Inc. (a)	1,050,000	20,843
Home Depot, Inc.	950,000	24,643
Lowe's Companies, Inc.	650,000	14,599
O'Reilly Automotive, Inc. (a)	75,000	3,050
Sherwin-Williams Co.	400,000	23,100
Staples, Inc.	3,000,000	63,060
		194,998
Textiles, Apparel & Luxury Goods - 1.7%
Hanesbrands, Inc. (a)(d)	5,300,000	105,470
TOTAL CONSUMER DISCRETIONARY		981,871
CONSUMER STAPLES - 1.2%
Food & Staples Retailing - 0.3%
Rite Aid Corp. (a)(c)	12,000,000	17,520
Food Products - 0.9%
Corn Products International, Inc.	650,000	18,200
Smithfield Foods, Inc. (a)(c)	1,500,000	20,325
Tyson Foods, Inc. Class A	1,500,000	17,145
		55,670
TOTAL CONSUMER STAPLES		73,190
ENERGY - 8.1%
Energy Equipment & Services - 2.6%
BJ Services Co.	750,000	10,635
Helmerich & Payne, Inc.	300,000	10,308
National Oilwell Varco, Inc. (a)	1,000,000	35,940
Noble Corp.	1,000,000	33,860
North American Energy Partners, Inc. (a)(d)	2,300,000	12,282
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Patterson-UTI Energy, Inc.	1,700,000	$ 23,477
Weatherford International Ltd. (a)	1,750,000	32,830
		159,332
Oil, Gas & Consumable Fuels - 5.5%
Brigham Exploration Co. (a)	1,500,000	7,320
Chesapeake Energy Corp.	700,000	15,008
Comstock Resources, Inc. (a)	800,000	30,800
Continental Resources, Inc. (a)(c)	500,000	16,915
EXCO Resources, Inc. (a)	1,000,000	13,740
Massey Energy Co.	750,000	19,950
OPTI Canada, Inc. (a)(c)	3,000,000	4,372
Patriot Coal Corp. (a)(c)	2,000,000	16,740
Plains Exploration & Production Co. (a)	1,200,000	34,380
Range Resources Corp.	550,000	25,526
SandRidge Energy, Inc. (a)	1,000,000	9,350
Southwestern Energy Co. (a)	1,100,000	45,573
Ultra Petroleum Corp. (a)	1,050,000	46,326
Western Refining, Inc. (a)(c)	1,300,000	8,463
Whiting Petroleum Corp. (a)	1,000,000	45,960
		340,423
TOTAL ENERGY		499,755
FINANCIALS - 16.8%
Capital Markets - 1.0%
Calamos Asset Management, Inc. Class A	900,000	12,384
Jefferies Group, Inc. (a)	950,000	21,717
State Street Corp.	500,000	25,150
		59,251
Commercial Banks - 4.2%
BB&T Corp.	1,000,000	22,880
Boston Private Financial Holdings, Inc. (c)	1,500,000	6,870
Comerica, Inc.	1,100,000	26,224
First Horizon National Corp.	1,500,000	19,230
Huntington Bancshares, Inc.	4,000,000	16,360
KeyCorp	2,500,000	14,450
Marshall & Ilsley Corp.	2,150,000	12,986
PNC Financial Services Group, Inc.	1,100,000	40,326
Regions Financial Corp.	7,000,000	30,940
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
SunTrust Banks, Inc.	2,750,000	$ 53,625
Zions Bancorp	1,000,000	13,580
		257,471
Consumer Finance - 0.9%
Capital One Financial Corp.	1,700,000	52,190
Diversified Financial Services - 1.1%
Bank of America Corp.	3,600,000	53,244
KKR Financial Holdings LLC	7,500,000	15,300
		68,544
Insurance - 8.4%
Aon Corp.	500,000	19,725
Arch Capital Group Ltd. (a)	500,000	31,095
Axis Capital Holdings Ltd.	1,800,000	51,228
Everest Re Group Ltd.	700,000	56,154
Genworth Financial, Inc. Class A	13,000,000	89,700
Lincoln National Corp.	3,000,100	63,572
Montpelier Re Holdings Ltd.	3,700,000	58,016
Protective Life Corp.	1,906,400	28,501
Validus Holdings Ltd. (c)	2,100,000	47,670
XL Capital Ltd. Class A	5,090,000	71,667
		517,328
Real Estate Investment Trusts - 0.7%
CBL & Associates Properties, Inc. (c)	1,547,500	9,192
Host Hotels & Resorts, Inc.	1,500,000	13,620
LaSalle Hotel Properties (SBI)	750,000	11,183
The Macerich Co. (c)	515,005	10,130
		44,125
Thrifts & Mortgage Finance - 0.5%
MGIC Investment Corp. (c)	2,150,000	14,190
People's United Financial, Inc.	750,000	12,188
Radian Group, Inc.	2,000,000	6,660
		33,038
TOTAL FINANCIALS		1,031,947
HEALTH CARE - 9.4%
Biotechnology - 1.8%
Biogen Idec, Inc. (a)	500,000	23,775
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
BioMarin Pharmaceutical, Inc. (a)	1,250,000	$ 20,513
Cephalon, Inc. (a)(c)	1,100,000	64,515
		108,803
Health Care Equipment & Supplies - 5.8%
Boston Scientific Corp. (a)	5,000,000	53,700
Covidien PLC	1,550,000	58,606
Edwards Lifesciences Corp. (a)	500,000	32,705
Inverness Medical Innovations, Inc. (a)	2,500,000	84,125
Masimo Corp. (a)	1,650,000	40,343
Orthofix International NV (a)	199,760	5,565
St. Jude Medical, Inc. (a)	2,250,000	84,848
		359,892
Health Care Providers & Services - 1.4%
CIGNA Corp.	1,000,000	28,400
Express Scripts, Inc. (a)	850,000	59,534
		87,934
Life Sciences Tools & Services - 0.4%
QIAGEN NV (a)	1,200,000	22,752
TOTAL HEALTH CARE		579,381
INDUSTRIALS - 12.9%
Aerospace & Defense - 1.0%
BE Aerospace, Inc. (a)	1,750,000	28,280
Precision Castparts Corp.	400,000	31,924
		60,204
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	650,000	35,445
Building Products - 0.7%
Lennox International, Inc.	126,628	4,413
Masco Corp.	2,097,815	29,223
Trex Co., Inc. (a)(c)	500,000	8,175
		41,811
Commercial Services & Supplies - 1.9%
Republic Services, Inc.	3,400,000	90,440
Waste Management, Inc.	900,000	25,299
		115,739
Construction & Engineering - 0.3%
MasTec, Inc. (a)	1,700,000	17,595
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.7%
Regal-Beloit Corp.	500,000	$ 23,180
Rockwell Automation, Inc.	400,000	16,564
		39,744
Industrial Conglomerates - 0.3%
Textron, Inc.	1,475,000	19,824
Machinery - 2.6%
AGCO Corp. (a)	1,500,000	47,190
Cummins, Inc.	600,000	25,806
Ingersoll-Rand Co. Ltd.	1,250,000	36,100
JTEKT Corp.	1,750,000	19,810
Middleby Corp. (a)	300,000	14,670
Toro Co.	500,000	17,330
		160,906
Marine - 0.1%
American Commercial Lines, Inc. (a)(c)	500,000	7,810
Professional Services - 0.5%
CoStar Group, Inc. (a)(c)	500,000	18,365
IHS, Inc. Class A (a)	300,000	14,982
		33,347
Road & Rail - 4.0%
Con-way, Inc.	1,600,000	72,880
CSX Corp.	250,000	10,030
Hertz Global Holdings, Inc. (a)(c)	2,500,000	23,600
Knight Transportation, Inc.	1,000,000	18,140
Landstar System, Inc.	450,000	16,506
Old Dominion Freight Lines, Inc. (a)	1,000,000	35,630
Ryder System, Inc.	2,000,000	70,260
		247,046
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	750,000	12,578
TOTAL INDUSTRIALS		792,049
INFORMATION TECHNOLOGY - 24.2%
Communications Equipment - 5.6%
Adtran, Inc.	1,500,000	36,240
Comverse Technology, Inc. (a)(d)	11,000,000	87,010
Finisar Corp. (a)	10,000,000	6,390
Infinera Corp. (a)	2,900,000	19,633
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	6,000,000	$ 156,768
QUALCOMM, Inc.	900,000	41,589
		347,630
Computers & Peripherals - 0.9%
NCR Corp. (a)	3,000,000	38,820
SanDisk Corp. (a)	1,000,000	17,820
		56,640
Electronic Equipment & Components - 4.4%
Arrow Electronics, Inc. (a)	1,600,000	41,232
Avnet, Inc. (a)	1,250,000	30,500
Corning, Inc.	1,750,000	29,750
Flextronics International Ltd. (a)	20,000,000	106,400
Jabil Circuit, Inc.	750,000	6,870
Tyco Electronics Ltd.	2,500,000	53,675
		268,427
Internet Software & Services - 0.9%
IAC/InterActiveCorp (a)	750,000	13,808
Move, Inc. (a)(d)	15,131,651	40,402
		54,210
IT Services - 2.1%
Genpact Ltd. (a)	3,000,000	42,060
Telvent GIT SA (d)	2,200,000	52,580
WNS Holdings Ltd. sponsored ADR (a)	2,750,000	35,063
		129,703
Semiconductors & Semiconductor Equipment - 8.5%
Altera Corp.	1,750,000	32,708
Analog Devices, Inc.	900,000	24,633
Applied Micro Circuits Corp. (a)(d)	6,500,000	56,225
ARM Holdings PLC sponsored ADR	3,000,000	19,170
ASML Holding NV (NY Shares)	1,250,000	32,513
Broadcom Corp. Class A (a)	1,250,000	35,288
Marvell Technology Group Ltd. (a)	3,000,000	40,020
Micron Technology, Inc. (a)	2,000,000	12,780
National Semiconductor Corp.	2,561,300	38,573
ON Semiconductor Corp. (a)	9,400,000	68,620
PMC-Sierra, Inc. (a)	6,000,000	54,900
Samsung Electronics Co. Ltd.	65,000	38,489
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	6,029,998	$ 63,134
United Microelectronics Corp. sponsored ADR (c)	2,500,000	8,500
		525,553
Software - 1.8%
Adobe Systems, Inc. (a)	600,000	19,452
ANSYS, Inc. (a)	650,000	20,319
Citrix Systems, Inc. (a)	500,000	17,800
TIBCO Software, Inc. (a)	3,000,000	26,190
VMware, Inc. Class A (a)	750,000	24,173
		107,934
TOTAL INFORMATION TECHNOLOGY		1,490,097
MATERIALS - 5.7%
Chemicals - 1.4%
Airgas, Inc.	400,000	17,832
Intrepid Potash, Inc. (a)	1,500,000	37,890
Terra Industries, Inc.	1,000,000	29,160
		84,882
Metals & Mining - 4.3%
Agnico-Eagle Mines Ltd. (Canada)	1,150,000	67,451
Cliffs Natural Resources, Inc.	500,000	13,695
Newcrest Mining Ltd.	2,500,000	62,723
Newmont Mining Corp.	650,000	26,878
Silver Wheaton Corp. (a)	3,200,000	29,495
Steel Dynamics, Inc.	2,000,000	32,720
Timminco Ltd. (a)(c)	3,500,000	3,411
United States Steel Corp. (c)	750,000	29,813
		266,186
TOTAL MATERIALS		351,068
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 4.5%
Global Crossing Ltd. (a)(d)	4,550,000	49,459
Level 3 Communications, Inc. (a)	17,500,000	21,525
Qwest Communications International, Inc. (c)	25,000,000	96,500
tw telecom, inc. (a)(d)	11,000,000	108,900
		276,384
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
Vivo Participacoes SA sponsored ADR	650,000	$ 14,801
TOTAL TELECOMMUNICATION SERVICES		291,185
UTILITIES - 0.5%
Independent Power Producers & Energy Traders - 0.5%
AES Corp.	2,516,600	32,187
TOTAL COMMON STOCKS (Cost $6,286,308)		6,122,730
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.37% (e)	6,731,120	6,731
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(e)	259,204,051	259,204
TOTAL MONEY MARKET FUNDS (Cost $265,935)		265,935
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $6,552,243)		6,388,665
NET OTHER ASSETS - (3.7)%		(229,624)
NET ASSETS - 100%		$ 6,159,041
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 21
Fidelity Securities Lending Cash Central Fund	882
Total	$ 903
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Applied Micro Circuits Corp.	$ 34,880	$ 693	$ -	$ -	$ 56,225
Comverse Technology, Inc.	92,950	-	15,598	-	87,010
Global Crossing Ltd.	32,670	401	-	-	49,459
Hanesbrands, Inc.	82,300	4,566	72	-	105,470
Move, Inc.	29,923	1,092	-	-	40,402
National CineMedia, Inc.	45,839	-	2,241	480	44,130
North American Energy Partners, Inc.	9,085	-	-	-	12,282
Telvent GIT SA	35,794	-	-	-	52,580
tw telecom, inc.	105,685	-	5,851	-	108,900
Total	$ 469,126	$ 6,752	$ 23,762	$ 480	$ 556,458
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $6,566,366,000. Net unrealized depreciation aggregated $177,701,000, of which $927,146,000 related to appreciated investment securities and $1,104,847,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Small Cap Retirement
Fund
(To be renamed Fidelity® Small Cap
Discovery Fund effective August 2009)

July 31, 2009

1.804843.105

SMR-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Diversified Consumer Services - 1.6%
Regis Corp.	220,000	$ 3,005,200
Household Durables - 2.9%
Ethan Allen Interiors, Inc. (c)	109,356	1,392,102
Meritage Homes Corp. (a)	195,000	4,173,000
		5,565,102
Specialty Retail - 7.7%
Asbury Automotive Group, Inc.	250,000	3,497,500
Penske Auto Group, Inc.	160,158	3,312,067
The Men's Wearhouse, Inc.	180,400	3,898,444
Tsutsumi Jewelry Co. Ltd.	213,600	4,303,156
		15,011,167
TOTAL CONSUMER DISCRETIONARY		23,581,469
CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 1.1%
Ingles Markets, Inc. Class A	132,600	2,215,746
Personal Products - 1.8%
Nutraceutical International Corp. (a)	272,698	3,395,090
TOTAL CONSUMER STAPLES		5,610,836
ENERGY - 4.0%
Energy Equipment & Services - 1.9%
Superior Energy Services, Inc. (a)	224,400	3,722,796
Oil, Gas & Consumable Fuels - 2.1%
Mariner Energy, Inc. (a)	343,830	4,122,522
TOTAL ENERGY		7,845,318
FINANCIALS - 18.1%
Capital Markets - 3.2%
Affiliated Managers Group, Inc. (a)	45,000	2,970,900
optionsXpress Holdings, Inc.	90,000	1,626,300
Sparx Group Co. Ltd. (a)(c)	9,500	1,624,670
		6,221,870
Commercial Banks - 3.4%
Associated Banc-Corp.	211,000	2,287,240
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
CapitalSource, Inc.	819,300	$ 3,801,552
Intervest Bancshares Corp. Class A (a)	168,378	537,126
		6,625,918
Insurance - 2.8%
Aspen Insurance Holdings Ltd.	127,106	3,161,126
Reinsurance Group of America, Inc.	55,000	2,282,500
		5,443,626
Real Estate Investment Trusts - 2.2%
Alexandria Real Estate Equities, Inc. (c)	110,000	4,192,100
Real Estate Management & Development - 1.9%
Jones Lang LaSalle, Inc.	95,000	3,606,200
Thrifts & Mortgage Finance - 4.6%
Astoria Financial Corp.	605,730	5,881,638
Washington Federal, Inc.	225,000	3,134,250
		9,015,888
TOTAL FINANCIALS		35,105,602
HEALTH CARE - 12.5%
Health Care Equipment & Supplies - 2.9%
Abaxis, Inc. (a)	210,300	5,629,731
Health Care Providers & Services - 8.3%
MEDNAX, Inc. (a)	103,600	4,801,860
Providence Service Corp. (a)	363,589	3,835,864
PSS World Medical, Inc. (a)	195,000	3,940,950
VCA Antech, Inc. (a)	140,000	3,581,200
		16,159,874
Pharmaceuticals - 1.3%
Perrigo Co.	91,100	2,472,454
TOTAL HEALTH CARE		24,262,059
INDUSTRIALS - 17.6%
Commercial Services & Supplies - 7.1%
Copart, Inc. (a)	60,100	2,122,131
HNI Corp. (c)	244,000	5,436,320
United Stationers, Inc. (a)	135,000	6,266,700
		13,825,151
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 3.4%
Blount International, Inc. (a)	230,400	$ 2,142,720
Graco, Inc.	80,000	1,979,200
Nippon Thompson Co. Ltd.	493,000	2,376,155
		6,498,075
Trading Companies & Distributors - 7.1%
H&E Equipment Services, Inc. (a)	400,000	4,256,000
Interline Brands, Inc. (a)	305,791	5,177,042
WESCO International, Inc. (a)	175,000	4,320,750
		13,753,792
TOTAL INDUSTRIALS		34,077,018
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 4.6%
JDS Uniphase Corp. (a)	500,000	2,930,000
Polycom, Inc. (a)	85,000	2,018,750
ViaSat, Inc. (a)	145,000	3,915,000
		8,863,750
Electronic Equipment & Components - 5.1%
Diploma PLC	850,000	1,938,430
Macnica, Inc.	175,700	2,954,642
Ryoyo Electro Corp.	244,300	2,091,565
SYNNEX Corp. (a)	99,698	2,833,417
		9,818,054
Internet Software & Services - 3.1%
DealerTrack Holdings, Inc. (a)	226,609	4,493,656
LoopNet, Inc. (a)	189,378	1,515,024
		6,008,680
IT Services - 2.8%
Wright Express Corp. (a)	195,000	5,514,600
Semiconductors & Semiconductor Equipment - 2.0%
Miraial Co. Ltd.	183,000	3,835,630
Software - 1.0%
MICROS Systems, Inc. (a)	75,000	2,054,250
TOTAL INFORMATION TECHNOLOGY		36,094,964
Common Stocks - continued
	Shares	Value
MATERIALS - 5.6%
Chemicals - 2.6%
Spartech Corp.	411,400	$ 5,142,500
Metals & Mining - 3.0%
Carpenter Technology Corp.	308,900	5,773,341
TOTAL MATERIALS		10,915,841
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Cogent Communications Group, Inc. (a)(c)	240,300	1,992,088
UTILITIES - 1.2%
Gas Utilities - 1.2%
Southwest Gas Corp.	99,012	2,398,071
TOTAL COMMON STOCKS (Cost $167,954,111)		181,883,266
Nonconvertible Preferred Stocks - 3.6%

CONSUMER DISCRETIONARY - 1.3%
Household Durables - 1.3%
M/I Homes, Inc. Series A, 9.75% (a)	215,873	2,482,539
FINANCIALS - 2.3%
Real Estate Investment Trusts - 2.3%
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	311,700	4,575,756
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,526,404)		7,058,295
Convertible Bonds - 1.3%
Principal Amount
HEALTH CARE - 1.3%
Health Care Providers & Services - 1.3%
Providence Service Corp. 6.5% 5/15/14 (Cost $2,353,902)	$ 4,000,000	2,520,000
Money Market Funds - 4.5%
	Shares	Value
Fidelity Cash Central Fund, 0.37% (d)	3,571,110	$ 3,571,110
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(d)	5,117,587	5,117,587
TOTAL MONEY MARKET FUNDS (Cost $8,688,697)		8,688,697
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $184,523,114)		200,150,258
NET OTHER ASSETS - (3.1)%		(6,108,281)
NET ASSETS - 100%		$ 194,041,977
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,843
Fidelity Securities Lending Cash Central Fund	6,322
Total	$ 10,165
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 26,064,008	$ 26,064,008	$ -	$ -
Consumer Staples	5,610,836	5,610,836	-	-
Energy	7,845,318	7,845,318	-	-
Financials	39,681,358	39,681,358	-	-
Health Care	24,262,059	24,262,059	-	-
Industrials	34,077,018	34,077,018	-	-
Information Technology	36,094,964	36,094,964	-	-
Materials	10,915,841	10,915,841	-	-
Telecommunication Services	1,992,088	1,992,088	-	-
Utilities	2,398,071	2,398,071	-	-
Corporate Bonds	2,520,000	-	2,520,000	-
Money Market Funds	8,688,697	8,688,697	-	-
Total Investments in Securities:	$ 200,150,258	$ 197,630,258	$ 2,520,000	$ -
Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $185,133,132. Net unrealized appreciation aggregated $15,017,126, of which $34,727,122 related to appreciated investment securities and $19,709,996 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Small Cap Stock Fund

July 31, 2009

1.804879.105

SLC-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.5%
Auto Components - 0.8%
Tenneco, Inc. (a)	400,000	$ 6,468
The Goodyear Tire & Rubber Co. (a)	800,000	13,616
TRW Automotive Holdings Corp. (a)	260,100	4,377
		24,461
Hotels, Restaurants & Leisure - 2.3%
Burger King Holdings, Inc.	2,135,600	36,348
Chipotle Mexican Grill, Inc. Class B (a)	11,032	902
Denny's Corp. (a)	4,457,207	10,296
Jack in the Box, Inc. (a)	984,283	20,768
		68,314
Household Durables - 1.2%
Ethan Allen Interiors, Inc.	360,300	4,587
Lennar Corp. Class A	1,172,722	13,885
Pulte Homes, Inc.	1,639,260	18,638
		37,110
Media - 2.2%
Focus Media Holding Ltd. ADR (a)(c)	797,200	6,976
Virgin Media, Inc.	5,610,250	58,627
		65,603
Specialty Retail - 0.9%
Fourlis Holdings SA	435,191	5,589
Shoe Carnival, Inc. (a)(d)	927,670	11,596
The Men's Wearhouse, Inc.	396,399	8,566
		25,751
Textiles, Apparel & Luxury Goods - 0.1%
Fossil, Inc. (a)	100,000	2,634
TOTAL CONSUMER DISCRETIONARY		223,873
CONSUMER STAPLES - 5.5%
Beverages - 0.4%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	840,575	11,482
Food & Staples Retailing - 1.1%
The Great Atlantic & Pacific Tea Co. (a)(c)	2,400,500	13,851
Winn-Dixie Stores, Inc. (a)	1,243,600	17,622
		31,473
Food Products - 4.0%
Chiquita Brands International, Inc. (a)(c)(d)	3,411,570	41,792
Corn Products International, Inc.	500,000	14,000
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Fresh Del Monte Produce, Inc. (a)	1,148,093	$ 24,581
Global Bio-Chem Technology Group Co. Ltd.	39,418,000	7,680
Ralcorp Holdings, Inc. (a)	200,000	12,702
Smithfield Foods, Inc. (a)(c)	1,400,000	18,970
		119,725
TOTAL CONSUMER STAPLES		162,680
ENERGY - 4.1%
Energy Equipment & Services - 2.1%
Atwood Oceanics, Inc. (a)	540,000	15,574
BJ Services Co.	843,677	11,963
Hornbeck Offshore Services, Inc. (a)	499,501	10,879
NATCO Group, Inc. Class A (a)	399,304	14,399
Parker Drilling Co. (a)	1,299,893	6,006
Superior Energy Services, Inc. (a)	92,700	1,538
TETRA Technologies, Inc. (a)	267,800	2,065
		62,424
Oil, Gas & Consumable Fuels - 2.0%
Arena Resources, Inc. (a)	90,000	2,937
Cabot Oil & Gas Corp.	200,200	7,033
Denbury Resources, Inc. (a)	500,000	8,300
Mariner Energy, Inc. (a)	1,171,053	14,041
Petrobank Energy & Resources Ltd. (a)	486,400	14,799
Petroleum Development Corp. (a)	230,430	3,880
Quicksilver Gas Services LP (d)	626,900	8,783
		59,773
TOTAL ENERGY		122,197
FINANCIALS - 23.0%
Capital Markets - 7.6%
Affiliated Managers Group, Inc. (a)	343,687	22,690
Goldman Sachs Group, Inc.	161,750	26,414
Janus Capital Group, Inc.	4,385,618	59,908
KKR Private Equity Investors, LP (a)	5,000,000	34,000
Morgan Stanley	1,100,000	31,350
State Street Corp.	1,046,550	52,641
		227,003
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 3.1%
Comerica, Inc.	617,200	$ 14,714
Huntington Bancshares, Inc.	3,722,700	15,226
KeyCorp	8,563,600	49,498
PrivateBancorp, Inc. (c)	500,000	12,415
		91,853
Diversified Financial Services - 2.1%
Bank of America Corp.	2,500,000	36,975
NYSE Euronext	900,000	24,255
		61,230
Insurance - 10.2%
Allied World Assurance Co. Holdings Ltd.	284,200	12,351
Arch Capital Group Ltd. (a)	329,768	20,508
Assured Guaranty Ltd.	5,658,900	79,055
Endurance Specialty Holdings Ltd.	821,000	27,397
Genworth Financial, Inc. Class A	3,200,000	22,080
Max Capital Group Ltd.	517,800	10,340
Montpelier Re Holdings Ltd.	599,400	9,399
Transatlantic Holdings, Inc.	196,000	9,273
Validus Holdings Ltd. (c)	1,157,622	26,278
XL Capital Ltd. Class A	6,150,000	86,592
		303,273
TOTAL FINANCIALS		683,359
HEALTH CARE - 7.6%
Biotechnology - 3.3%
Alkermes, Inc. (a)	1,806,458	18,643
Amylin Pharmaceuticals, Inc. (a)	1,192,679	17,544
BB BIOTECH AG	134,610	9,132
Dendreon Corp. (a)(c)	306,800	7,428
ImmunoGen, Inc. (a)	1,119,900	9,732
Myriad Genetics, Inc. (a)	1,324,100	36,307
		98,786
Health Care Equipment & Supplies - 1.1%
Integra LifeSciences Holdings Corp. (a)	178,264	5,644
Kinetic Concepts, Inc. (a)	550,000	17,391
RTI Biologics, Inc. (a)	2,242,052	9,932
		32,967
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 0.4%
Genoptix, Inc. (a)	388,168	$ 12,154
Life Sciences Tools & Services - 2.3%
Exelixis, Inc. (a)	1,574,626	8,424
Illumina, Inc. (a)	214,926	7,767
Life Technologies Corp. (a)	480,000	21,854
Medtox Scientific, Inc. (a)(d)	800,221	7,202
QIAGEN NV (a)	1,300,920	24,665
		69,912
Pharmaceuticals - 0.5%
Pronova BioPharma ASA (a)	3,042,703	9,478
Renovo Group PLC (a)(d)	10,920,310	4,698
		14,176
TOTAL HEALTH CARE		227,995
INDUSTRIALS - 13.9%
Air Freight & Logistics - 1.1%
Forward Air Corp.	1,132,232	26,189
UTI Worldwide, Inc. (a)	598,725	7,556
		33,745
Airlines - 4.8%
Alaska Air Group, Inc. (a)	500,000	11,530
AMR Corp. (a)	7,072,250	37,837
Continental Airlines, Inc. Class B (a)	500,000	5,585
Delta Air Lines, Inc. (a)	6,236,800	43,221
JetBlue Airways Corp. (a)	3,533,146	18,054
UAL Corp. (a)(c)	3,170,000	13,060
US Airways Group, Inc. (a)(c)	4,407,791	12,915
		142,202
Commercial Services & Supplies - 1.6%
Clean Harbors, Inc. (a)	52,900	2,760
Corrections Corp. of America (a)	700,043	12,083
GeoEye, Inc. (a)(c)	686,460	17,024
The Geo Group, Inc. (a)	550,298	9,894
Waste Connections, Inc. (a)	90,000	2,539
Waste Services, Inc. (a)	766,602	3,664
		47,964
Construction & Engineering - 0.2%
Orion Marine Group, Inc. (a)	250,000	5,590
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 1.3%
Actuant Corp. Class A	500,026	$ 6,420
AGCO Corp. (a)	600,000	18,876
Austal Ltd.	2,796,833	6,596
Hansen Transmission International NV (a)	3,000,000	6,766
		38,658
Professional Services - 0.9%
Diamond Management & Technology Consultants, Inc.	1,158,741	6,211
FTI Consulting, Inc. (a)	355,914	19,372
		25,583
Road & Rail - 4.0%
Celadon Group, Inc. (a)(d)	1,570,433	14,527
Con-way, Inc.	499,996	22,775
Frozen Food Express Industries, Inc. (d)	1,741,240	6,286
Hertz Global Holdings, Inc. (a)	386,600	3,650
Knight Transportation, Inc.	2,431,559	44,108
Landstar System, Inc.	359,200	13,175
Marten Transport Ltd. (a)	525,000	9,261
Ryder System, Inc.	146,234	5,137
		118,919
TOTAL INDUSTRIALS		412,661
INFORMATION TECHNOLOGY - 30.6%
Computers & Peripherals - 3.3%
SanDisk Corp. (a)	3,534,221	62,980
Seagate Technology	2,500,000	30,100
Synaptics, Inc. (a)	280,339	6,720
		99,800
Electronic Equipment & Components - 2.2%
AU Optronics Corp. sponsored ADR (c)	1,700,000	18,938
Avnet, Inc. (a)	86,300	2,106
Brightpoint, Inc. (a)	1,250,000	7,425
DDi Corp. (a)(d)	1,480,700	7,107
HannStar Display Corp.	60,000,355	14,557
Itron, Inc. (a)	300,000	15,651
		65,784
Internet Software & Services - 1.5%
Art Technology Group, Inc. (a)	5,460,292	20,695
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
DealerTrack Holdings, Inc. (a)	862,233	$ 17,098
Groupe Open SA (d)	919,910	7,080
		44,873
IT Services - 7.4%
Alliance Data Systems Corp. (a)(c)	2,465,572	125,742
CACI International, Inc. Class A (a)	205,048	9,473
CyberSource Corp. (a)	1,787,263	30,991
Devoteam SA (d)	581,283	11,847
ExlService Holdings, Inc. (a)(d)	1,793,520	23,280
Perot Systems Corp. Class A (a)	1,100,970	17,594
		218,927
Semiconductors & Semiconductor Equipment - 15.7%
ARM Holdings PLC sponsored ADR	4,422,500	28,260
ASML Holding NV (NY Shares)	272,643	7,091
Cirrus Logic, Inc. (a)	900,378	4,844
Cree, Inc. (a)	200,000	6,412
Cymer, Inc. (a)	539,580	18,459
Cypress Semiconductor Corp. (a)	1,580,900	16,789
FormFactor, Inc. (a)	1,045,365	24,096
Himax Technologies, Inc. sponsored ADR	19,090,974	72,928
KLA-Tencor Corp.	250,000	7,970
Kulicke & Soffa Industries, Inc. (a)	1,751,456	10,281
LTX-Credence Corp. (a)	5,618,380	5,057
MEMC Electronic Materials, Inc. (a)	2,061,200	36,318
Micron Technology, Inc. (a)	11,730,466	74,958
MIPS Technologies, Inc. (a)(d)	4,170,290	14,846
Novellus Systems, Inc. (a)	925,000	18,102
NVIDIA Corp. (a)	3,734,833	48,291
ON Semiconductor Corp. (a)	1,555,071	11,352
PDF Solutions, Inc. (a)(d)	2,815,641	6,476
Photronics, Inc. (a)	1,595,228	8,152
PMC-Sierra, Inc. (a)	2,600,000	23,790
Power Integrations, Inc.	280,000	8,201
Rudolph Technologies, Inc. (a)(d)	1,938,473	15,837
		468,510
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.5%
Novell, Inc. (a)	500,000	$ 2,290
Synopsys, Inc. (a)	600,000	11,988
		14,278
TOTAL INFORMATION TECHNOLOGY		912,172
MATERIALS - 1.4%
Chemicals - 0.5%
Calgon Carbon Corp. (a)	861,442	10,914
International Flavors & Fragrances, Inc.	80,000	2,821
		13,735
Construction Materials - 0.1%
Eagle Materials, Inc.	100,000	2,730
Metals & Mining - 0.1%
Simmer & Jack Mines Ltd. (a)	12,991,300	3,767
Paper & Forest Products - 0.7%
Schweitzer-Mauduit International, Inc.	633,517	20,716
TOTAL MATERIALS		40,948
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.7%
Cbeyond, Inc. (a)	988,979	13,865
Premiere Global Services, Inc. (a)	650,000	6,234
		20,099
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)	150,200	3,458
TOTAL TELECOMMUNICATION SERVICES		23,557
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Plambeck Neue Energien AG (a)(d)	3,054,181	8,401
TOTAL COMMON STOCKS (Cost $2,750,503)		2,817,843
Preferred Stocks - 0.0%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
LifeMasters Supported SelfCare, Inc.:
Series F (a)(f)	461,818	$ 0*
Series H (a)(f)	46,051	0*
		0*
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Technology - 0.0%
Lifeoutcomes, Inc. Series A (a)(f)	39,076	0*
TOTAL PREFERRED STOCKS (Cost $11,433)		0*
Money Market Funds - 6.3%

Fidelity Cash Central Fund, 0.37% (e)	62,159,682	62,160
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(e)	124,463,568	124,464
TOTAL MONEY MARKET FUNDS (Cost $186,624)		186,624
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $2,948,560)		3,004,467
NET OTHER ASSETS - (1.0)%		(29,999)
NET ASSETS - 100%		$ 2,974,468
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
LifeMasters Supported SelfCare, Inc.: Series F	6/24/02	$ 5,100
Series H	12/17/07	$ 368
Lifeoutcomes, Inc. Series A	5/31/06	$ 5,965
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 50
Fidelity Securities Lending Cash Central Fund	2,145
Total	$ 2,195
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Assured Guaranty Ltd.	$ 47,430	$ 8,432	$ -	$ 221	$ -
Celadon Group, Inc.	10,742	-	-	-	14,527
Chiquita Brands International, Inc.	25,826	-	-	-	41,792
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DDi Corp.	$ 5,156	$ -	$ 159	$ -	$ 7,107
Devoteam SA	10,007	-	248	202	11,847
ExlService Holdings, Inc.	8,684	8,311	131	-	23,280
Frozen Food Express Industries, Inc.	7,540	-	-	-	6,286
Groupe Open SA	6,974	-	850	387	7,080
Medtox Scientific, Inc.	6,490	-	-	-	7,202
MIPS Technologies, Inc.	14,011	-	195	-	14,846
Oplink Communications, Inc.	16,689	-	17,496	-	-
P.A.M. Transportation Services, Inc.	2,760	-	2,594	-	-
PDF Solutions, Inc.	5,040	-	-	-	6,476
Plambeck Neue Energien AG	11,760	-	3,066	-	8,401
Quality Distribution, Inc.	2,234	-	2,222	-	-
Quicksilver Gas Services LP	8,526	-	-	464	8,783
Renovo Group PLC	4,551	-	-	-	4,698
Rudolph Technologies, Inc.	10,424	-	251	-	15,837
Shoe Carnival, Inc.	10,817	-	-	-	11,596
The Great Atlantic & Pacific Tea Co.	28,791	-	8,549	-	-
Total	$ 244,452	$ 16,743	$ 35,761	$ 1,274	$ 189,758
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 223,873	$ 223,873	$ -	$ -
Consumer Staples	162,680	162,680	-	-
Energy	122,197	122,197	-	-
Financials	683,359	683,359	-	-
Health Care	227,995	227,995	-	-
Industrials	412,661	412,661	-	-
Information Technology	912,172	912,172	-	-
Materials	40,948	40,948	-	-
Telecommunication Services	23,557	23,557	-	-
Utilities	8,401	8,401	-	-
Money Market Funds	186,624	186,624	-	-
Total Investments in Securities:	$ 3,004,467	$ 3,004,467	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 528
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(528)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (528)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $2,956,589,000. Net unrealized appreciation aggregated $47,878,000, of which $564,100,000 related to appreciated investment securities and $516,222,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® 500 Index Fund

July 31, 2009

1.804880.105

SMI-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.2%
Johnson Controls, Inc. (c)	855,908	$ 22,151
The Goodyear Tire & Rubber Co. (a)	348,297	5,928
		28,079
Automobiles - 0.3%
Ford Motor Co. (a)(c)	4,635,200	37,082
Harley-Davidson, Inc. (c)	337,681	7,632
		44,714
Distributors - 0.1%
Genuine Parts Co. (c)	229,648	8,134
Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A (non-vtg.) (a)(c)	155,196	10,715
DeVry, Inc. (c)	88,706	4,412
H&R Block, Inc.	489,217	8,165
		23,292
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	631,037	17,663
Darden Restaurants, Inc.	197,501	6,397
International Game Technology (c)	426,757	8,428
Marriott International, Inc. Class A (c)	427,545	9,209
McDonald's Corp.	1,588,985	87,490
Starbucks Corp. (a)(c)	1,059,906	18,760
Starwood Hotels & Resorts Worldwide, Inc. (c)	268,838	6,347
Wyndham Worldwide Corp.	256,483	3,578
Wynn Resorts Ltd. (a)(c)	97,486	4,988
Yum! Brands, Inc.	664,816	23,574
		186,434
Household Durables - 0.4%
Black & Decker Corp. (c)	86,594	3,256
Centex Corp.	179,291	1,956
D.R. Horton, Inc. (c)	397,111	4,603
Fortune Brands, Inc.	216,328	8,560
Harman International Industries, Inc. (c)	99,850	2,464
KB Home	106,554	1,778
Leggett & Platt, Inc.	225,778	3,917
Lennar Corp. Class A (c)	203,340	2,408
Newell Rubbermaid, Inc. (c)	399,823	5,146
Pulte Homes, Inc. (c)	309,105	3,515
Snap-On, Inc. (c)	82,969	2,956
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
The Stanley Works	113,892	$ 4,573
Whirlpool Corp. (c)	106,331	6,070
		51,202
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)(c)	464,112	39,802
Expedia, Inc. (a)	303,042	6,276
		46,078
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. (c)	386,274	1,147
Hasbro, Inc.	179,248	4,750
Mattel, Inc. (c)	516,393	9,078
		14,975
Media - 2.5%
CBS Corp. Class B	978,652	8,015
Comcast Corp. Class A	4,152,886	61,712
Gannett Co., Inc. (c)	334,773	2,343
Interpublic Group of Companies, Inc. (a)(c)	689,019	3,590
McGraw-Hill Companies, Inc. (c)	452,970	14,201
Meredith Corp. (c)	51,849	1,372
News Corp. Class A	3,313,064	34,224
Omnicom Group, Inc.	447,705	15,222
Scripps Networks Interactive, Inc. Class A	130,305	4,206
The DIRECTV Group, Inc. (a)(c)	754,918	19,552
The New York Times Co. Class A (c)	167,958	1,322
The Walt Disney Co. (c)	2,674,254	67,177
Time Warner Cable, Inc. (c)	507,462	16,777
Time Warner, Inc.	1,723,235	45,941
Viacom, Inc. Class B (non-vtg.) (a)(c)	873,448	20,229
Washington Post Co. Class B	8,665	3,912
		319,795
Multiline Retail - 0.8%
Big Lots, Inc. (a)(c)	118,926	2,740
Family Dollar Stores, Inc.	201,982	6,346
JCPenney Co., Inc.	339,642	10,240
Kohl's Corp. (a)(c)	439,844	21,354
Macy's, Inc.	605,736	8,426
Nordstrom, Inc. (c)	230,599	6,097
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Sears Holdings Corp. (a)(c)	77,736	$ 5,157
Target Corp.	1,083,499	47,262
		107,622
Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A (c)	126,568	3,619
AutoNation, Inc. (a)(c)	155,601	3,218
AutoZone, Inc. (a)(c)	51,991	7,984
Bed Bath & Beyond, Inc. (a)(c)	373,990	12,996
Best Buy Co., Inc.	491,641	18,373
Gamestop Corp. Class A (a)(c)	237,103	5,190
Gap, Inc.	662,388	10,810
Home Depot, Inc.	2,443,126	63,375
Limited Brands, Inc. (c)	389,042	5,034
Lowe's Companies, Inc.	2,126,617	47,764
O'Reilly Automotive, Inc. (a)(c)	195,385	7,944
Office Depot, Inc. (a)	395,649	1,800
RadioShack Corp. (c)	180,221	2,795
Sherwin-Williams Co.	141,663	8,181
Staples, Inc.	1,030,285	21,657
Tiffany & Co., Inc. (c)	178,702	5,331
TJX Companies, Inc.	595,607	21,579
		247,650
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	457,411	13,535
NIKE, Inc. Class B (c)	558,081	31,610
Polo Ralph Lauren Corp. Class A (c)	81,422	5,134
VF Corp.	127,451	8,245
		58,524
TOTAL CONSUMER DISCRETIONARY		1,136,499
CONSUMER STAPLES - 11.5%
Beverages - 2.4%
Brown-Forman Corp. Class B (non-vtg.) (c)	140,622	6,180
Coca-Cola Enterprises, Inc.	456,734	8,582
Constellation Brands, Inc. Class A (sub. vtg.) (a)	283,286	3,870
Dr Pepper Snapple Group, Inc. (a)	365,634	8,998
Molson Coors Brewing Co. Class B	214,715	9,707
Pepsi Bottling Group, Inc. (c)	196,817	6,682
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	2,242,224	$ 127,246
The Coca-Cola Co.	2,867,462	142,914
		314,179
Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	625,123	30,944
CVS Caremark Corp.	2,096,885	70,204
Kroger Co.	939,556	20,088
Safeway, Inc.	613,417	11,612
SUPERVALU, Inc.	304,762	4,520
Sysco Corp.	849,617	20,187
Wal-Mart Stores, Inc.	3,214,167	160,323
Walgreen Co.	1,428,344	44,350
Whole Foods Market, Inc. (c)	202,270	4,893
		367,121
Food Products - 1.7%
Archer Daniels Midland Co.	924,663	27,851
Campbell Soup Co. (c)	287,597	8,924
ConAgra Foods, Inc.	644,141	12,644
Dean Foods Co. (a)(c)	254,954	5,402
General Mills, Inc.	473,824	27,913
H.J. Heinz Co.	453,158	17,428
Hershey Co. (c)	238,698	9,536
Hormel Foods Corp.	100,554	3,611
Kellogg Co. (c)	363,632	17,273
Kraft Foods, Inc. Class A	2,121,171	60,114
McCormick & Co., Inc. (non-vtg.)	187,675	6,047
Sara Lee Corp.	1,001,906	10,660
The J.M. Smucker Co.	170,573	8,534
Tyson Foods, Inc. Class A	435,061	4,973
		220,910
Household Products - 2.6%
Clorox Co.	200,283	12,219
Colgate-Palmolive Co.	719,517	52,122
Kimberly-Clark Corp.	596,575	34,870
Procter & Gamble Co.	4,198,004	233,031
		332,242
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.2%
Avon Products, Inc. (c)	614,868	$ 19,909
Estee Lauder Companies, Inc. Class A (c)	167,142	6,091
		26,000
Tobacco - 1.7%
Altria Group, Inc.	2,978,001	52,204
Lorillard, Inc.	242,212	17,856
Philip Morris International, Inc.	2,825,231	131,656
Reynolds American, Inc.	243,365	10,589
		212,305
TOTAL CONSUMER STAPLES		1,472,757
ENERGY - 11.8%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	446,202	18,071
BJ Services Co. (c)	420,666	5,965
Cameron International Corp. (a)(c)	312,508	9,760
Diamond Offshore Drilling, Inc.	100,101	8,996
ENSCO International, Inc. (c)	204,235	7,738
FMC Technologies, Inc. (a)	177,999	7,743
Halliburton Co.	1,292,099	28,542
Nabors Industries Ltd. (a)(c)	407,660	6,938
National Oilwell Varco, Inc. (a)	602,255	21,645
Rowan Companies, Inc. (c)	162,863	3,474
Schlumberger Ltd.	1,723,168	92,189
Smith International, Inc.	315,864	7,938
		218,999
Oil, Gas & Consumable Fuels - 10.1%
Anadarko Petroleum Corp.	718,979	34,655
Apache Corp.	482,764	40,528
Cabot Oil & Gas Corp.	149,268	5,244
Chesapeake Energy Corp.	811,679	17,402
Chevron Corp.	2,887,301	200,581
ConocoPhillips	2,133,861	93,271
CONSOL Energy, Inc.	260,170	9,244
Denbury Resources, Inc. (a)(c)	358,424	5,950
Devon Energy Corp.	639,343	37,139
El Paso Corp.	1,009,647	10,157
EOG Resources, Inc. (c)	360,473	26,686
Exxon Mobil Corp.	7,028,177	494,717
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Hess Corp.	409,795	$ 22,621
Marathon Oil Corp. (c)	1,019,396	32,876
Massey Energy Co. (c)	123,119	3,275
Murphy Oil Corp.	274,788	15,993
Noble Energy, Inc.	249,671	15,260
Occidental Petroleum Corp.	1,167,461	83,287
Peabody Energy Corp.	385,069	12,750
Pioneer Natural Resources Co. (c)	164,169	4,687
Range Resources Corp.	225,476	10,464
Southwestern Energy Co. (a)	494,935	20,505
Spectra Energy Corp.	928,946	17,055
Sunoco, Inc.	168,363	4,157
Tesoro Corp. (c)	199,275	2,609
Valero Energy Corp.	801,243	14,422
Williams Companies, Inc.	835,504	13,945
XTO Energy, Inc.	834,931	33,589
		1,283,069
TOTAL ENERGY		1,502,068
FINANCIALS - 13.5%
Capital Markets - 2.9%
Ameriprise Financial, Inc.	367,016	10,203
Bank of New York Mellon Corp.	1,721,790	47,074
Charles Schwab Corp.	1,352,514	24,169
E*TRADE Financial Corp. (a)(c)	1,606,538	2,410
Federated Investors, Inc. Class B (non-vtg.)	128,896	3,342
Franklin Resources, Inc.	216,987	19,242
Goldman Sachs Group, Inc.	725,070	118,404
Invesco Ltd.	592,415	11,700
Janus Capital Group, Inc. (c)	258,433	3,530
Legg Mason, Inc. (c)	206,126	5,800
Morgan Stanley	1,946,813	55,484
Northern Trust Corp.	347,045	20,757
State Street Corp. (c)	711,135	35,770
T. Rowe Price Group, Inc. (c)	367,962	17,188
		375,073
Commercial Banks - 2.6%
BB&T Corp. (c)	931,708	21,317
Comerica, Inc.	217,656	5,189
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp	1,145,045	$ 10,878
First Horizon National Corp. (c)	309,567	3,969
Huntington Bancshares, Inc. (c)	782,939	3,202
KeyCorp	1,128,447	6,522
M&T Bank Corp. (c)	117,823	6,871
Marshall & Ilsley Corp. (c)	507,449	3,065
PNC Financial Services Group, Inc.	662,933	24,303
Regions Financial Corp. (c)	1,663,573	7,353
SunTrust Banks, Inc.	718,116	14,003
U.S. Bancorp, Delaware	2,733,321	55,787
Wells Fargo & Co.	6,705,985	164,028
Zions Bancorp	166,060	2,255
		328,742
Consumer Finance - 0.7%
American Express Co.	1,710,232	48,451
Capital One Financial Corp. (c)	650,802	19,980
Discover Financial Services	771,498	9,165
SLM Corp. (a)(c)	673,319	5,986
		83,582
Diversified Financial Services - 3.8%
Bank of America Corp.	12,444,628	184,056
Citigroup, Inc.	7,940,007	25,170
CME Group, Inc. (c)	95,578	26,650
IntercontinentalExchange, Inc. (a)(c)	104,895	9,866
JPMorgan Chase & Co.	5,618,785	217,166
Leucadia National Corp. (a)(c)	261,069	6,396
Moody's Corp. (c)	274,976	6,528
NYSE Euronext (c)	374,474	10,092
The NASDAQ Stock Market, Inc. (a)	197,962	4,183
		490,107
Insurance - 2.4%
AFLAC, Inc. (c)	673,253	25,489
Allstate Corp.	772,517	20,788
American International Group, Inc. (a)(c)	193,776	2,546
Aon Corp.	398,675	15,728
Assurant, Inc.	169,598	4,328
Cincinnati Financial Corp. (c)	234,134	5,654
Genworth Financial, Inc. Class A (c)	623,933	4,305
Hartford Financial Services Group, Inc. (c)	468,714	7,729
Lincoln National Corp.	426,452	9,037
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Loews Corp. (c)	520,236	$ 15,617
Marsh & McLennan Companies, Inc.	752,601	15,368
MBIA, Inc. (a)(c)	245,467	1,029
MetLife, Inc.	1,178,889	40,023
Principal Financial Group, Inc. (c)	447,458	10,605
Progressive Corp. (a)	980,854	15,282
Prudential Financial, Inc.	666,649	29,513
The Chubb Corp.	507,142	23,420
The Travelers Companies, Inc.	843,186	36,316
Torchmark Corp.	119,162	4,654
Unum Group	477,129	8,956
XL Capital Ltd. Class A (c)	492,719	6,937
		303,324
Real Estate Investment Trusts - 1.0%
Apartment Investment & Management Co. Class A	168,664	1,582
AvalonBay Communities, Inc. (c)	115,078	6,698
Boston Properties, Inc. (c)	199,502	10,554
Equity Residential (SBI) (c)	394,414	9,466
HCP, Inc. (c)	392,437	10,109
Health Care REIT, Inc. (c)	160,058	6,412
Host Hotels & Resorts, Inc. (c)	865,912	7,862
Kimco Realty Corp.	466,166	4,587
Plum Creek Timber Co., Inc. (c)	234,489	7,335
ProLogis Trust (c)	637,489	5,604
Public Storage (c)	180,645	13,109
Simon Property Group, Inc. (c)	399,994	22,288
Ventas, Inc. (c)	225,420	7,957
Vornado Realty Trust (c)	228,632	11,665
		125,228
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)(c)	340,789	3,715
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	751,096	10,560
People's United Financial, Inc.	501,636	8,152
		18,712
TOTAL FINANCIALS		1,728,483
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 13.4%
Biotechnology - 1.9%
Amgen, Inc. (a)	1,458,105	$ 90,855
Biogen Idec, Inc. (a)	415,607	19,762
Celgene Corp. (a)	662,948	37,762
Cephalon, Inc. (a)(c)	106,339	6,237
Genzyme Corp. (a)	388,537	20,161
Gilead Sciences, Inc. (a)	1,305,469	63,877
		238,654
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	871,408	49,121
Becton, Dickinson & Co.	344,997	22,477
Boston Scientific Corp. (a)	2,169,656	23,302
C.R. Bard, Inc.	143,024	10,522
DENTSPLY International, Inc. (c)	213,924	7,134
Hospira, Inc. (a)	231,133	8,882
Intuitive Surgical, Inc. (a)(c)	54,520	12,393
Medtronic, Inc.	1,610,564	57,046
St. Jude Medical, Inc. (a)	498,850	18,812
Stryker Corp. (c)	343,206	13,344
Varian Medical Systems, Inc. (a)(c)	180,555	6,368
Zimmer Holdings, Inc. (a)	309,801	14,437
		243,838
Health Care Providers & Services - 2.1%
Aetna, Inc.	643,664	17,360
AmerisourceBergen Corp.	434,946	8,577
Cardinal Health, Inc.	518,594	17,269
CIGNA Corp.	392,876	11,158
Coventry Health Care, Inc. (a)(c)	213,786	4,917
DaVita, Inc. (a)(c)	148,938	7,402
Express Scripts, Inc. (a)	390,562	27,355
Humana, Inc. (a)(c)	244,300	8,025
Laboratory Corp. of America Holdings (a)(c)	155,983	10,480
McKesson Corp.	390,919	19,996
Medco Health Solutions, Inc. (a)(c)	694,752	36,725
Patterson Companies, Inc. (a)(c)	131,744	3,341
Quest Diagnostics, Inc.	216,262	11,812
Tenet Healthcare Corp. (a)	601,377	2,375
UnitedHealth Group, Inc.	1,713,236	48,073
WellPoint, Inc. (a)	698,019	36,744
		271,609
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.0%
IMS Health, Inc.	261,791	$ 3,141
Life Sciences Tools & Services - 0.4%
Life Technologies Corp. (a)(c)	251,579	11,454
Millipore Corp. (a)	79,840	5,557
PerkinElmer, Inc.	167,906	2,960
Thermo Fisher Scientific, Inc. (a)	602,491	27,281
Waters Corp. (a)(c)	138,849	6,977
		54,229
Pharmaceuticals - 7.1%
Abbott Laboratories	2,225,903	100,143
Allergan, Inc.	442,905	23,664
Bristol-Myers Squibb Co.	2,853,037	62,025
Eli Lilly & Co.	1,456,322	50,811
Forest Laboratories, Inc. (a)	434,415	11,221
Johnson & Johnson	3,968,803	241,660
King Pharmaceuticals, Inc. (a)(c)	357,142	3,239
Merck & Co., Inc. (c)	3,037,086	91,143
Mylan, Inc. (a)(c)	439,349	5,795
Pfizer, Inc.	9,719,019	154,824
Schering-Plough Corp.	2,345,268	62,173
Watson Pharmaceuticals, Inc. (a)(c)	151,824	5,273
Wyeth	1,920,706	89,409
		901,380
TOTAL HEALTH CARE		1,712,851
INDUSTRIALS - 9.8%
Aerospace & Defense - 2.6%
General Dynamics Corp.	554,536	30,716
Goodrich Corp.	178,388	9,162
Honeywell International, Inc.	1,071,355	37,176
ITT Corp. (c)	262,132	12,949
L-3 Communications Holdings, Inc.	167,870	12,674
Lockheed Martin Corp.	470,489	35,174
Northrop Grumman Corp.	465,888	20,769
Precision Castparts Corp.	201,726	16,100
Raytheon Co.	567,575	26,648
Rockwell Collins, Inc.	228,118	9,627
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	1,045,933	$ 44,881
United Technologies Corp.	1,356,801	73,905
		329,781
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc. (c)	244,203	13,316
Expeditors International of Washington, Inc. (c)	305,837	10,377
FedEx Corp. (c)	448,444	30,422
United Parcel Service, Inc. Class B	1,433,140	77,003
		131,118
Airlines - 0.1%
Southwest Airlines Co.	1,066,984	8,376
Building Products - 0.1%
Masco Corp. (c)	517,494	7,209
Commercial Services & Supplies - 0.5%
Avery Dennison Corp. (c)	162,374	4,340
Cintas Corp. (c)	189,252	4,765
Iron Mountain, Inc. (a)(c)	259,409	7,577
Pitney Bowes, Inc.	297,259	6,138
R.R. Donnelley & Sons Co.	295,587	4,109
Republic Services, Inc.	463,745	12,336
Stericycle, Inc. (a)(c)	122,308	6,262
Waste Management, Inc.	708,623	19,919
		65,446
Construction & Engineering - 0.2%
Fluor Corp. (c)	259,020	13,676
Jacobs Engineering Group, Inc. (a)(c)	177,807	7,287
Quanta Services, Inc. (a)	280,819	6,546
		27,509
Electrical Equipment - 0.4%
Cooper Industries Ltd. Class A (c)	239,775	7,901
Emerson Electric Co.	1,082,290	39,374
Rockwell Automation, Inc.	204,273	8,459
		55,734
Industrial Conglomerates - 2.2%
3M Co.	1,000,111	70,528
General Electric Co.	15,252,015	204,377
Textron, Inc.	387,136	5,203
		280,108
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 1.5%
Caterpillar, Inc.	866,635	$ 38,184
Cummins, Inc.	290,674	12,502
Danaher Corp.	367,267	22,491
Deere & Co.	608,884	26,633
Dover Corp.	267,917	9,112
Eaton Corp.	238,511	12,383
Flowserve Corp.	80,697	6,518
Illinois Tool Works, Inc.	553,754	22,455
Manitowoc Co., Inc. (c)	187,743	1,160
PACCAR, Inc.	523,084	18,125
Pall Corp.	169,854	5,109
Parker Hannifin Corp.	231,180	10,237
		184,909
Professional Services - 0.1%
Dun & Bradstreet Corp.	76,585	5,513
Equifax, Inc. (c)	181,814	4,736
Monster Worldwide, Inc. (a)(c)	181,544	2,366
Robert Half International, Inc. (c)	220,089	5,456
		18,071
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	401,030	31,517
CSX Corp.	563,814	22,620
Norfolk Southern Corp.	528,639	22,864
Ryder System, Inc.	80,498	2,828
Union Pacific Corp. (c)	726,055	41,763
		121,592
Trading Companies & Distributors - 0.1%
Fastenal Co.	186,117	6,620
W.W. Grainger, Inc. (c)	89,628	8,058
		14,678
TOTAL INDUSTRIALS		1,244,531
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 2.7%
Ciena Corp. (a)(c)	131,282	1,465
Cisco Systems, Inc. (a)	8,307,397	182,846
Harris Corp.	190,681	5,970
JDS Uniphase Corp. (a)	317,520	1,861
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)(c)	753,501	$ 19,689
Motorola, Inc. (c)	3,301,720	23,640
QUALCOMM, Inc.	2,383,708	110,151
Tellabs, Inc. (a)(c)	570,017	3,306
		348,928
Computers & Peripherals - 5.5%
Apple, Inc. (a)	1,284,893	209,939
Dell, Inc. (a)(c)	2,504,710	33,513
EMC Corp. (a)	2,899,300	43,663
Hewlett-Packard Co.	3,436,900	148,818
International Business Machines Corp.	1,903,190	224,443
Lexmark International, Inc. Class A (a)(c)	112,458	1,628
NetApp, Inc. (a)(c)	476,364	10,699
QLogic Corp. (a)	171,154	2,234
SanDisk Corp. (a)(c)	326,737	5,822
Sun Microsystems, Inc. (a)	1,074,818	9,856
Teradata Corp. (a)	248,738	6,111
Western Digital Corp. (a)	320,622	9,699
		706,425
Electronic Equipment & Components - 0.6%
Agilent Technologies, Inc. (c)	494,528	11,483
Amphenol Corp. Class A (c)	246,705	8,228
Corning, Inc.	2,238,023	38,046
FLIR Systems, Inc. (a)	216,397	4,650
Jabil Circuit, Inc.	307,889	2,820
Molex, Inc.	199,653	3,546
		68,773
Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)(c)	248,916	4,092
eBay, Inc. (a)	1,556,571	33,077
Google, Inc. Class A (a)	345,832	153,221
VeriSign, Inc. (a)(c)	277,736	5,677
Yahoo!, Inc. (a)	2,009,058	28,770
		224,837
IT Services - 1.0%
Affiliated Computer Services, Inc. Class A (a)	140,565	6,664
Automatic Data Processing, Inc.	722,508	26,913
Cognizant Technology Solutions Corp. Class A (a)	420,737	12,450
Computer Sciences Corp. (a)(c)	218,205	10,511
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Convergys Corp. (a)	176,689	$ 1,892
Fidelity National Information Services, Inc. (c)	275,462	6,451
Fiserv, Inc. (a)(c)	224,104	10,625
MasterCard, Inc. Class A (c)	104,341	20,245
Paychex, Inc.	462,524	12,257
The Western Union Co.	1,010,055	17,656
Total System Services, Inc. (c)	283,968	4,169
		129,833
Office Electronics - 0.1%
Xerox Corp.	1,245,540	10,201
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)(c)	807,341	2,955
Altera Corp.	422,617	7,899
Analog Devices, Inc. (c)	419,482	11,481
Applied Materials, Inc.	1,919,952	26,495
Broadcom Corp. Class A (a)(c)	615,623	17,379
Intel Corp.	8,043,996	154,847
KLA-Tencor Corp. (c)	244,685	7,801
Linear Technology Corp.	320,125	8,602
LSI Corp. (a)	934,570	4,841
MEMC Electronic Materials, Inc. (a)	321,888	5,672
Microchip Technology, Inc. (c)	263,379	7,093
Micron Technology, Inc. (a)(c)	1,219,524	7,793
National Semiconductor Corp. (c)	281,104	4,233
Novellus Systems, Inc. (a)	140,654	2,753
NVIDIA Corp. (a)(c)	786,684	10,172
Teradyne, Inc. (a)(c)	249,323	1,965
Texas Instruments, Inc.	1,834,136	44,111
Xilinx, Inc.	396,844	8,608
		334,700
Software - 4.0%
Adobe Systems, Inc. (a)(c)	754,331	24,455
Autodesk, Inc. (a)	328,974	7,175
BMC Software, Inc. (a)	266,344	9,064
CA, Inc.	567,927	12,006
Citrix Systems, Inc. (a)(c)	260,645	9,279
Compuware Corp. (a)	348,503	2,555
Electronic Arts, Inc. (a)(c)	465,147	9,987
Intuit, Inc. (a)	465,304	13,820
McAfee, Inc. (a)(c)	223,782	9,976
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	11,023,600	$ 259,275
Novell, Inc. (a)(c)	497,172	2,277
Oracle Corp.	5,454,931	120,718
Red Hat, Inc. (a)	272,153	6,213
Salesforce.com, Inc. (a)(c)	152,973	6,630
Symantec Corp. (a)(c)	1,177,911	17,586
		511,016
TOTAL INFORMATION TECHNOLOGY		2,334,713
MATERIALS - 3.3%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	302,214	22,545
CF Industries Holdings, Inc.	69,713	5,503
Dow Chemical Co.	1,549,625	32,806
E.I. du Pont de Nemours & Co.	1,301,417	40,253
Eastman Chemical Co.	104,628	5,196
Ecolab, Inc.	241,831	10,038
International Flavors & Fragrances, Inc. (c)	113,341	3,996
Monsanto Co.	786,035	66,027
PPG Industries, Inc.	236,931	13,031
Praxair, Inc.	442,840	34,621
Sigma Aldrich Corp.	175,843	8,924
		242,940
Construction Materials - 0.1%
Vulcan Materials Co. (c)	175,516	8,333
Containers & Packaging - 0.2%
Ball Corp. (c)	135,365	6,546
Bemis Co., Inc. (c)	155,009	4,080
Owens-Illinois, Inc. (a)	242,380	8,226
Pactiv Corp. (a)	190,021	4,785
Sealed Air Corp.	228,440	4,201
		27,838
Metals & Mining - 0.9%
AK Steel Holding Corp.	157,389	3,096
Alcoa, Inc.	1,403,236	16,502
Allegheny Technologies, Inc. (c)	141,174	3,823
Freeport-McMoRan Copper & Gold, Inc. (c)	593,045	35,761
Newmont Mining Corp.	704,911	29,148
Nucor Corp.	452,619	20,128
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Titanium Metals Corp.	122,597	$ 1,026
United States Steel Corp.	206,448	8,206
		117,690
Paper & Forest Products - 0.2%
International Paper Co.	622,502	11,709
MeadWestvaco Corp.	246,429	4,803
Weyerhaeuser Co.	304,414	10,667
		27,179
TOTAL MATERIALS		423,980
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	8,497,686	222,894
CenturyTel, Inc.	426,777	13,397
Frontier Communications Corp.	449,883	3,149
Qwest Communications International, Inc. (c)	2,130,710	8,225
Verizon Communications, Inc.	4,091,238	131,206
Windstream Corp.	629,049	5,517
		384,388
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	572,795	19,527
MetroPCS Communications, Inc. (a)(c)	364,815	4,323
Sprint Nextel Corp. (a)	4,135,471	16,542
		40,392
TOTAL TELECOMMUNICATION SERVICES		424,780
UTILITIES - 3.9%
Electric Utilities - 2.2%
Allegheny Energy, Inc.	243,983	6,151
American Electric Power Co., Inc.	686,672	21,259
Duke Energy Corp.	1,853,818	28,697
Edison International	469,261	15,167
Entergy Corp.	282,445	22,689
Exelon Corp.	948,795	48,256
FirstEnergy Corp.	439,049	18,089
FPL Group, Inc.	591,659	33,529
Northeast Utilities (c)	252,236	5,804
Pepco Holdings, Inc. (c)	316,849	4,556
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Pinnacle West Capital Corp.	145,589	$ 4,653
PPL Corp.	541,618	18,301
Progress Energy, Inc.	401,896	15,851
Southern Co.	1,126,929	35,386
		278,388
Gas Utilities - 0.1%
EQT Corp.	188,530	7,236
Nicor, Inc. (c)	65,122	2,373
Questar Corp. (c)	250,689	8,290
		17,899
Independent Power Producers & Energy Traders - 0.2%
AES Corp.	960,187	12,281
Constellation Energy Group, Inc.	286,893	8,234
Dynegy, Inc. Class A (a)	729,556	1,466
		21,981
Multi-Utilities - 1.4%
Ameren Corp.	307,587	7,822
CenterPoint Energy, Inc.	503,006	6,061
CMS Energy Corp.	326,701	4,228
Consolidated Edison, Inc.	395,218	15,556
Dominion Resources, Inc.	849,712	28,720
DTE Energy Co.	236,030	8,134
Integrys Energy Group, Inc. (c)	110,074	3,718
NiSource, Inc.	395,491	5,098
PG&E Corp.	530,550	21,418
Public Service Enterprise Group, Inc.	728,764	23,648
SCANA Corp.	175,460	6,203
Sempra Energy	351,851	18,448
TECO Energy, Inc.	306,605	4,136
Wisconsin Energy Corp.	168,389	7,236
Xcel Energy, Inc.	656,285	13,086
		173,512
TOTAL UTILITIES		491,780
TOTAL COMMON STOCKS (Cost $12,766,673)		12,472,442
U.S. Treasury Obligations - 0.3%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.29% to 0.59% 10/22/09 to 6/3/10 (d) (Cost $44,687)	$ 44,800	$ 44,728
Money Market Funds - 11.9%
	Shares
Fidelity Cash Central Fund, 0.37% (e)	225,972,253	225,972
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(e)	1,286,553,776	1,286,554
TOTAL MONEY MARKET FUNDS (Cost $1,512,526)		1,512,526
TOTAL INVESTMENT PORTFOLIO - 109.9% (Cost $14,323,886)		14,029,696
NET OTHER ASSETS - (9.9)%		(1,268,445)
NET ASSETS - 100%		$ 12,761,251
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,167 CME S&P 500 Index Contracts	Sept. 2009	$ 287,199	$ 13,071

The face value of futures purchased as a percentage of net assets - 2.3%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $27,755,000.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 427
Fidelity Securities Lending Cash Central Fund	4,430
Total	$ 4,857
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,136,499	$ 1,136,499	$ -	$ -
Consumer Staples	1,472,757	1,472,757	-	-
Energy	1,502,068	1,502,068	-	-
Financials	1,728,483	1,728,483	-	-
Health Care	1,712,851	1,712,851	-	-
Industrials	1,244,531	1,244,531	-	-
Information Technology	2,334,713	2,334,713	-	-
Materials	423,980	423,980	-	-
Telecommunication Services	424,780	424,780	-	-
Utilities	491,780	491,780	-	-
Money Market Funds	1,512,526	1,512,526	-	-
U.S. Government and Government Agency Obligations	44,728	-	44,728	-
Total Investments in Securities:	$ 14,029,696	$ 13,984,968	$ 44,728	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 13,071	$ 13,071	$ -	$ -
Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $14,371,869,000. Net unrealized depreciation aggregated $342,173,000, of which $3,001,313,000 related to appreciated investment securities and $3,343,486,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 29, 2009